Nature of Operations	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations
1.	Nature of Operations

Darlington Mines Ltd. (“Darlington”) was incorporated in the State of Nevada on August 23, 2006. On February 15, 2011 Darlington Mines Ltd. closed a voluntary share exchange transaction with a private Colorado company, The Pulse Beverage Corporation, which was formed on March 17, 2010, by and among us, The Pulse Beverage Corporation and the stockholders of The Pulse Beverage Corporation. The Pulse Beverage Corporation became a wholly-owned subsidiary. On February 16, 2011 Darlington’s name was changed to “The Pulse Beverage Corporation”.

We manufacture and distribute Natural Cabana® Lemonade, Limeade and Coconut Water and PULSE® Heart & Body Health functional beverages. Our products are distributed nationwide primarily through a series of distribution agreements with various independent local and regional distributors and on a warehouse direct basis with major retail chain stores. Our products are also distributed internationally in Canada, China and Mexico.

As of December 31, 2015, we had cash of $431,270 and working capital of $253,651. On March 22, 2016, we entered into Amendment No. 1 to Senior Secured Revolving Credit Facility Agreement (the “Amended Credit Facility”) whereby we were approved for an additional $1,000,000 loan under the Amended Credit Facility having the same terms as the initial $900,000 loan (See Note 6). The Amended and Restated Senior Secured Revolving Convertible Promissory Note matures November 6, 2016 unless extended by the Lender. We received $455,860, net of $44,140 of closing costs, on March 22, 2016 and will receive a further $250,000 once we collect an account receivable from our Mexico distributor. A further $250,000 will be received once we have met certain other performance criteria. In connection with this additional loan, we agreed to issue 10,558,069 shares of our restricted common stock to the Lender as an Advisory Fee. Notwithstanding the above, the Lender is restricted from receiving these shares to the extent that, after giving effect to the receipt of the shares, the Lender would beneficially own more than 4.99% of our common stock. Any shares not issued as a result of this limitation will be issued at a later date, and from time to time, when the issuance of these will not result in the Lender beneficially owning more than 4.99% of our common stock. We have the right to purchase these shares by paying $350,000 to the Lender on or before September 22, 2016.

These additional sources of cash will allow us to meet our working capital needs through to the middle of 2017. Cash used in operations during the year ended December 31, 2015 totaled $1,347,360 compared to $1,797,974 for 2014. The decrease in cash used in operations compared to 2014 is primarily driven by increasing our overall gross profit by $117,194 (12%), achieving greater operational efficiencies and reducing operating expenses.

We intend to continually monitor and adjust our business plan as necessary to respond to developments in our business, our markets and the broader economy. We believe our credit facility and equity financing alternatives will be made available to us to support our working capital needs in the future. These alternatives may require significant cash payments for interest and other costs or could be highly dilutive to our existing shareholders.

As of March 30, 2016, we believe that our cash on hand, available working capital and financing alternatives will be sufficient to meet our anticipated cash needs through the first half of 2017 and is sufficient to alleviate the uncertainties relating to our ability to successfully execute on our business plan and finance our operations through the middle of 2017. Our financial statements for the years presented were prepared assuming we will continue in operation for the foreseeable future and will be able to realize assets and settle liabilities and commitments in the normal course of business.